Fair Value Measurements (Details) - Schedule of fair value hierarchy of valuation techniques	Dec. 31, 2020 USD ($)
Quoted Prices in Active Markets (Level 1) [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Investments held in Trust Account	$ 277,547,390
Quoted Prices in Active Markets (Level 1) [Member] | US Treasury Securities [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Investments held in Trust Account	277,547,390
Significant Other Observable Inputs (Level 2) [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Investments held in Trust Account
Significant Other Observable Inputs (Level 2) [Member] | US Treasury Securities [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Investments held in Trust Account
Significant Other Unobservable Inputs (Level 3) [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Investments held in Trust Account
Significant Other Unobservable Inputs (Level 3) [Member] | US Treasury Securities [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Investments held in Trust Account